Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income Foreign Currency Translation Adjustment	Accumulated Deficit	Comprehensive Loss
Balance at Dec. 31, 2009	$ 7,071		$ 48,092	$ 372	$ (41,393)
Balance (in shares) at Dec. 31, 2009		2,696
Comprehensive loss:
Net loss	(7,600)				(7,600)	(7,600)
Foreign currency translation adjustment	623			623		623
Total comprehensive loss	(6,977)					(6,977)
Stock based compensation	78		78
Issuance of common stock, net	11,917	1	11,916
Issuance of common stock, net (in shares)		2,368
Balance at Dec. 31, 2010	12,089	1	60,086	995	(48,993)
Balance (in shares) at Dec. 31, 2010	5,063,968	5,064
Comprehensive loss:
Net loss	(16,196)				(16,196)	(16,196)
Foreign currency translation adjustment	137			137		137
Total comprehensive loss	(16,059)					(16,059)
Stock based compensation	939		939
Issuance of common stock, net	7,627		7,627
Issuance of common stock, net (in shares)		955
Balance at Dec. 31, 2011	$ 4,596	$ 1	$ 68,652	$ 1,132	$ (65,189)
Balance (in shares) at Dec. 31, 2011	6,019,663	6,019